Acquisition	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Acquisition
3. Acquisition
On September 17, 2020 (the “Acquisition Date”), the Company acquired certain assets and assumed certain liabilities of CPN Biosciences, LLC (“CPN”) pursuant to an asset purchase agreement dated July 24, 2020. CPN offered a physician office management solution and advanced wound care products.
The aggregate consideration amounted to $19,024 as of the Acquisition Date, subject to post-closing adjustments for working capital. Total consideration consisted of $6,427 in cash, 2,151,438 shares of the Company’s Class A common stock with a fair value of $8,815, and contingent consideration (the “Earnout” or “Earnout Liability”) with a fair value of $3,782. On the Acquisition Date, the Company paid $5,820 in cash and issued 1,947,953 shares of the Company’s class A common stock. The remaining consideration of $1,436 was held back (the “Holdback”) and will be paid or issued, as applicable, eighteen months after the Acquisition Date, subject to any offsetting indemnification claims against CPN.
The Company is obligated to pay an Earnout to CPN’s former shareholders if CPN’s legacy product revenue in a twelve-month period, starting on January 1, 2021 (the “Earnout Period”), exceeds CPN’s 2019 revenue. The amount of the Earnout, if any, will be equal to 70% of the excess and will be payable in March 2022. The Company recorded a non-current
liability of $3,782, for the fair value of the contingent consideration related to the expected Earnout. The Earnout Liability is classified as a Level 3 measurement for which fair value is derived from inputs that are unobservable and significant to the overall fair value measurement. The fair value of such Earnout Liability is estimated using a Monte Carlo simulation model that utilizes key assumptions including forecasted revenues and volatilities of the underlying financial metrics during the Earnout period.
This transaction was accounted for as a business combination using the acquisition method of accounting in accordance with ASC Topic 805,
 Business Combinations
. Assets acquired and liabilities assumed have been recorded at their estimated fair values as of the Acquisition Date. The fair values of intangible assets were based on valuations using various income approaches and methods, such as the multiperiod excess earnings method, relief from royalty method, etc., which require the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates. The excess of the purchase price over the tangible assets, identifiable intangible assets and assumed liabilities was recorded as goodwill.
Based upon a preliminary valuation, the total purchase price allocation was as follows:

Assets acquired:
Accounts receivable	$1,048
Inventory	1,230
Prepaid expenses and other current assets	1
Property and equipment	85
Intangible assets	13,570
Other assets	4

Total assets acquired	15,938
Liabilities assumed:
Accounts payable	51
Accrued expenses and other current liabilities	240

Total liabilities assumed	291
Total identifiable assets acquired, net	15,647
Total purchase price	19,024

Goodwill	$3,377

The preliminary fair values recorded were based on a preliminary valuation and the estimates and assumptions used in such valuation are subject to change, which could be significant, within the measurement period (up to one year from the acquisition date). The Company is continuing to obtain information to determine the acquired assets and liabilities, including tax assts, liabilities and other attributes.
The preliminary purchase price allocation resulted in goodwill of $3,377, which will be deductible for income tax purposes. The resulting amount of goodwill is primarily attributed to expected synergies from cross-sale opportunities and future growth. Intangible assets of $13,570 include customer relationships of $10,690, developed technologies of $2,050, non-competition
agreements of $750, and trademarks of $80, which are being amortized on a straight-line basis, over weighted-average useful lives of 10 years, 6 years, 5 years and 1 year, respectively.
At the time of the acquisition, CPN had approximately 30 employees. The results of operations of CPN have been included in the Company’s consolidated financial statements beginning on the Acquisition Date. Revenue and expenses of CPN since the Acquisition Date were not material. The acquisition of CPN does not result in any changes to the Company’s operating or reportable segment structure.